Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2010	2011
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	720,473	757,266
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	—	43,847,992
Customer relationship	7,443,088	11,771,028
Database license	8,300,000	8,300,000
Favorable lease term	2,428,110	7,692,972
Computer software licenses	2,422,026	4,941,947
Non-compete agreements	2,074,417	3,370,919
Customer contracts	3,343,892	770,204
Domain name	—	96,518

	213,461,533	268,241,580
Less: Accumulated amortization
Advertising agency agreement	(13,087,010)	(23,556,616)
License agreements with SINA	(10,082,500)	(18,148,500)
Exclusive rights with Baidu	—	(5,926,487)
Customer relationship	(541,014)	(2,256,989)
Database license	(1,220,589)	(2,197,060)
Favorable lease term	(212,459)	(333,867)
Computer software licenses	(1,013,890)	(1,686,246)
Non-compete agreements	(768,887)	(1,250,708)
Customer contracts	(3,343,892)	(373,381)
Domain name	—	(5,630)

Intangible assets subject to amortization, net	183,191,292	212,506,096

Total intangible assets, net	183,911,765	213,263,362